Revenue, Other Income and Gains - Other Income and Gains (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other income:
Finance income	$ 18,765	$ 1,786
Government grants	1,352	931
Other	4	2
Total income	20,121	2,719
Gains:
Fair value gains on financial assets measured at fair value change through profit or loss	756	0
Other	117	149
Total gains	873	149
Total other income and gains	$ 20,994	$ 2,868